Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-Based Payment Arrangement, Option, Activity
A summary of the share options for the years ended December 31, 2020 and 2021 is presented below:

	Number of shares	Weighted average exercise price	Weighted average grant-date fair value	Weighted remaining contractual years	Aggregate intrinsic value
		US$	US$		US $
Outstanding at January 1, 2020	2,152,830	0.05	0.40	4.97	753
Granted	2,833,812	0.05	2.30	10	6,376
Repurchased	(389,486)	0.05	6.25	9.14	(2,415)

Outstanding at December 31, 2020	4,597,156	0.05	1.08	6.89	4,714

	Number of shares	Weighted average exercise price	Weighted average grant-date fair value	Weighted remaining contractual years	Aggregate intrinsic value
		US$	US$		US$
Outstanding at December 31, 2020	4,597,156	0.05	1.08	6.89	4,714
Granted	1,160,557	0.05	6.10	10	7,021
Exercised	(1,587,086)	0.05	6.10	9.19	(9,602)

Outstanding at December 31, 2021	4,170,627	0.05	0.57	5.64	2,133

The following table summarizes activities of share options for the year ended December 31, 2022:

	Number of shares	Weighted average exercise price	Weighted average grant- date fair value	Weighted remaining contractual years	Aggregate intrinsic value
		US$	US$		US$

Outstanding at December 31, 2021	4,170,627	0.05	0.57
Granted	385,434	0.05	7.43
Outstanding at December 31, 2022	4,556,061	0.05	1.15

Vested and expect to be vested at December 31, 2022	4,556,061	0.05	1.15	5.02	5,239

Exercisable at December 31, 2022	4,556,061	0.05	1.15	5.02	5,239

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions
The fair values of share options granted are estimated on the dates of grant using the binomial option pricing model with the following assumptions used:

	Year ended December 31,
Grant dates:	2020	2021	2022
Risk-free rate of return	0.67%	1.46%	1.80%
Volatility	45.23%	44.17%	43.6%
Expected dividend yield	0.00%	0.00%	0.00%
Exercise multiple	2.20/2.80	2.20/2.80	2.20/2.80
Fair value of underlying ordinary share	US$2.35	US$6.15	US$7.5
Expected terms	10 years	10 years	10 years

Share-Based Payment Arrangement, Expensed and Capitalized, Amount
Total compensation expenses recognized are allocated to the following expense items.

	Year ended December 31,
	2020	2021	2022
	US$	US$	US$

Cost of revenues	—	—	487
Selling and marketing expenses	—	—	748
General and administrative expenses	—	9,681	7,652

Total share compensation expenses	—	9,681	8,887

Share-Based Payment Arrangement, Restricted Stock Unit, Activity
A summary of the Company’s restricted shares for the year ended December 31, 2022 is presented below:

	Number of shares	Weighted average grant date fair value
Outstanding at January 1, 2022	—	—
Granted	220,898	0.2690
Vested	(151,864)	0.3906
Outstanding at December 31, 2022	69,034	0.0015

Expect to be vested at December 31, 2022	69,034	0.0015